Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ 60	$ 458	$ (428)
Net actuarial gains (losses) on plan assets	207	(312)	315
Changes in asset ceiling excluding interest income		1	1
Net remeasurement gains (losses) recognized in OCI	267	147	(112)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	3	42	(29)
Net remeasurement gains (losses) recognized in OCI	$ 3	$ 42	$ (29)